January 31, 2011
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington D.C. 20549-1004
Gentlemen:
Pursuant to regulations of the Securities and Exchange Commission submitted herewith for filing on behalf of KB Home is its Annual Report on Form 10-K for the year ended November 30, 2010.
This filing is being effected by direct transmission to the Commission’s EDGAR system.
Very Truly Yours,
/s/ William R. Hollinger
William R. Hollinger
Senior Vice President and Chief Accounting Officer